Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instruments
Note 17 -	Financial Instruments

A.	Liquidity risk

Below are the contractual repayment dates of financial liabilities, including estimated interest payments:

	December 31, 2017
	Carrying	Contractual				2023
	amount	cash flow	2018	2019	2020-2022	and later
	NIS	NIS	NIS	NIS	NIS	NIS

Non-derivative financial liabilities
Trade and other payables	1,596	1,596	1,596	-	-	-
Bank loans	5,093	5,813	855	776	2,388	1,794
Debentures	9,202	10,448	1,381	1,367	3,675	4,025

Total	15,891	17,857	3,832	2,143	6,063	5,819

Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI	200	200	41	47	112	-

B.	Linkage and foreign currency risks

	December 31, 2016
			Foreign
			currency linked
	Unlinked	Israeli CPI-linked	(mainly US$)
	NIS	NIS	NIS

Current assets
Cash and cash equivalents	733	-	29
Trade receivables	1,954	18	28
Other receivables	20	48	-
Investments including derivatives	719	34	154
Total current assets	3,426	100	211

Non-current assets
Investments including derivatives	429	215	-
Total non-current assets	429	215	-
Total assets	3,855	315	211

Current liabilities
Debentures, loans and borrowings	1,668	383	-
Trade and other payables	1,340	56	203
Total current liabilities	3,008	439	203

Non-current liabilities
Debentures and bank loans	7,667	3,779	-
Other liabilities including derivatives	-	176	9
Total non-current liabilities	7,667	3,955	9

Total liabilities	10,675	4,394	212

Total exposure in the statement of financial position	(6,820)	(4,079)	(1)

Forward transactions	(2,266)	1,994	272

	December 31, 2017
			Foreign
			currency linked
	Unlinked	Israeli CPI-linked	(mainly US$)
	NIS	NIS	NIS

Current assets
Cash and cash equivalents	2,322	-	64
Trade receivables	1,862	36	17
Other receivables	44	154	-
Related party	43	-	-
Investments including derivatives	445	32	119
Total current assets	4,716	222	200

Non-current assets
Trade and other receivables	372	121	-
Investments including derivatives	51	-	67
Total non-current assets	423	121	67
Total assets	5,139	343	267

Current liabilities
Debentures, loans and borrowings	1,213	645	-
Trade and other payables	1,344	56	237
Total current liabilities	2,557	701	237

Non-current liabilities
Debentures and bank loans	9,104	3,333	-
Other liabilities including derivatives	-	159	10
Total non-current liabilities	9,104	3,492	10

Total liabilities	11,661	4,193	247

Total exposure in the statement of financial position	(6,522)	(3,850)	20

Forward transactions	(2,308)	1,994	314

Information regarding the Israeli CPI and significant exchange rates:

	Year ended December 31			December 31
	2015	2016	2017	2015	2016	2017
	Rate of change			Reporting date spot rate
	%	%	%	NIS	NIS	NIS
1 US dollar	0.3	(1.5)	(9.8)	3.902	3.845	3.467
1 euro	(10.1)	(4.8)	2.7	4.247	4.044	4.153
Israeli CPI in Points	(0.9)	(0.3)	0.4	140.01	139.59	140.00

A change of 1% of the CPI as at December 31, 2016 and 2017 would have immaterial effect on total equity and net income. This analysis assumes that all other variables, in particular interest rates, remain constant. In addition, A change of 10% in the US$ exchange rate as at December 31, 2016 and 2017 would have immaterial effect on total equity and net income.

C.	Interest rate risk

1.	Profile

At the reporting date the interest rate profile of the Group’s interest-bearing financial instruments was:

	December 31
	2016	2017
	NIS	NIS
Fixed rate instruments
Financial assets	2,189	1,986
Financial liabilities	(11,786)	(12,888)
	(9,597)	(10,902)
Variable rate instruments
Financial assets	31	30
Financial liabilities	(1,712)	(1,407)
	(1,681)	(1,377)

2.	Fair value sensitivity analysis for fixed rate financial liabilities and derivatives

The Group does not account for any fixed rate financial liabilities at fair value through profit or loss, and the Group does not designate derivatives (interest swap contracts) as hedging instruments under a fair value hedge accounting model. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

3.	Sensitivity analysis of cash flow for instruments at variable interest

An increase of 100 basis points in the interest rates at the reporting date would have decreased shareholders’ equity and profit or loss by NIS 10 (2016: NIS 13).

D.	Cash flow hedge accounting

Cash flow hedges for CPI-linked liabilities

Bezeq entered into several forward contracts, as described in the table below, in order to reduce its exposure to changes in the CPI for its CPI-linked debentures (Series 6). These transactions hedge specific cash flows of certain of the Bezeq debentures and are recognized as cash flow hedge accounting. The expiry date of these transactions complies with the repayment schedule of the relevant debentures. The fair value of the forward contracts is based on observable market-based data (level 2) in fair value hierarchy.

Hedge item	Repayment date	Number of Transactions	Nominal Value	Fair value	Capital reserve
			NIS	NIS	NIS
December 31, 2016:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(176)	54
			1,994	(176)	54
December 31, 2017:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(200)	48
			1,994	(200)	48

DBS has forward transaction to reduce exposure to changes in the US$ exchange rate. As at December 31, 2017, the net fair value of these transactions is a liability of NIS 12 (as at December 31, 2016, an asset of NIS 6).

E.	Fair value

(1)	Financial instruments measured at fair value for disclosure purposes only

The table below shows the difference between the carrying amount and the fair value of groups of financial instruments. The carrying amount of other financial assets and liabilities does not differ significantly from their fair value. The fair value of debentures issued to the public is based on their quoted closing price at the reporting date (Level 1). The fair value of loans and non-marketable debentures is based on the present value of future principal and interest cash flows, discounted at the market rate of interest suitable for similar liabilities plus the required adjustments for risk premium and non-marketability at the reporting date
(Level 2).

	December 31, 2016		December 31, 2017
					Fair value
					weighted
					average
	Carrying	Fair	Carrying	Fair	discount
	amount	value	amount	value	rate
	NIS	NIS	NIS	NIS	%
Secured loans from banks and others
Unlinked	2,947	3,089	4,436	4,693	2.63
Debentures
Issued to the public (CPI linked)	3,473	3,656	4,088	4,338	0.52
Issued to the public (Unlinked)	4,166	4,246	4,097	4,322	2.35
Issued to institutional investors (CPI linked)	830	879	15	17	0.73
Issued to institutional investors (unlinked)	403	440	302	326	1.62

	11,819	12,310	12,938	13,696

(2)	Financial instruments measured at fair value

The table below analyses financial instruments carried at fair value, by valuation method.

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
Financial assets held for trading
Monetary funds and ETFs	31	-	-	31
Marketable securities	321	-	-	321
Derivatives not used in hedging
Forward contracts on CPI	-	(170)	-	(170)
Contingent consideration for a
business combination	-	-	(84)	(84)

	352	(170)	(84)	98

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
Financial assets held for trading
Monetary funds and ETFs	14	-	-	14
Marketable securities	307	-	-	307
Derivatives not used in hedging
Forward contracts	-	(212)	-	(212)
Contingent consideration for a
business combination	-	-	43	43

	321	(212)	43	152

a.	The fair value of investments in financial funds and ETFs is determined by reference to their average quoted selling price at the reporting date (Level 1).
b.	The fair value of forward contracts on the CPI or foreign currency is based on discounting the difference between the price in the forward contact and the price of the present forward contact for the balance of the contract term until redemption, at an appropriate interest rate (Level 2). The estimate is made under the assumption that a market participant takes into account the credit risks of the parties when pricing such contracts.
c.	Information about fair value measurement of contingent consideration in a business combination (Level 3)

Below is the fair value of the contingent consideration liability for a business combination, as described in Note 12B:

	December 31, 2016		December 31, 2017
	Maximum		Maximum
	additional		additional
	consideration		consideration
	under the		under the
	agreement	Fair value	agreement	Fair value
	NIS	NIS	NIS	NIS
Additional consideration for the business results of DBS (second additional consideration)	170	84	170	43

F.	Offset of financial assets and liabilities

The Group has agreements with various communication companies to supply and receive communication services. The table below presents the carrying amount of the balances as stated in the statement of financial position:

	December 31,
	2016	2017
	NIS	NIS
Trade and other receivables, gross	119	115
Offset amounts	(97)	(99)
Trade and other receivables presented in the statement of financial position	22	16
Trade payables, gross	147	143
Offset amounts	(97)	(99)
Trade and other payables presented in the statement of financial position